Offerings - Offering: 1	Sep. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, underlying convertible notes
Amount Registered | shares	120,000,000
Proposed Maximum Offering Price per Unit	0.1787
Maximum Aggregate Offering Price	$ 21,444,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,283.08
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Common Stock. (2) Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $0.1787, which is the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on September 24, 2025.